UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2013 (unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 49.6%
Apartments - 3.6%
Campus Crest Communities	119,100	$1,185,045
Home Properties	12,200	641,476
Mid-America Apartment Communities	10,000	602,400
		2,428,921
Health Care - 11.8%
HCP	21,700	797,909
Health Care REIT	19,200	1,075,008
Healthcare Trust of America, Class A	78,800	799,820
LTC Properties	21,100	812,561
OMEGA Healthcare Investors	70,300	2,298,107
Senior Housing Properties Trust	95,600	2,165,340
		7,948,745
Hotels - 1.9%
Hospitality Properties Trust	43,100	1,171,027
Ryman Hospitality Properties	3,300	138,171
		1,309,198
Industrial - 2.8%
Pure Industrial Real Estate Trust (a)	57,100	241,824
STAG Industrial	77,300	1,675,864
		1,917,688
Manufactured Homes - 2.6%
Sun Communities	42,200	1,721,760
Mortgage - 7.3%
Capstead Mortgage	25,500	306,765
Colony Financial	100,200	2,026,044
MFA Financial	61,800	450,522
Starwood Property Trust	69,100	1,925,817
Two Harbors Investment	21,800	201,650
		4,910,798
Net Lease - 7.5%
Agree Realty	69,504	2,036,467
EPR Properties	32,100	1,614,309
Select Income REIT	51,100	1,402,184
		5,052,960
Office - 5.7%
Digital Realty Trust	14,400	680,256
Dundee Real Estate Investment Trust (a)	39,100	1,030,351
Government Properties Income Trust	61,100	1,515,891
Liberty Property Trust	19,500	631,605
		3,858,103
Retail - 6.4%
Amreit	19,096	332,461
Calloway Real Estate Investment Trust (a)	19,700	466,660
CBL & Associates Properties	32,200	581,532
Excel Trust	40,500	474,660
Inland Real Estate	22,523	244,149
RioCan Real Estate Investment Trust (a)	57,700	1,338,034
Spirit Realty Capital	90,920	902,836
		4,340,332
Total REIT Common Stocks
(Cost $32,809,207)		33,488,505

OTHER COMMON STOCKS - 15.2%
Energy - 1.1%
Vanguard Natural Resources	25,337	723,118
Infrastructure - 2.1%
Macquarie Infrastructure Company	26,400	1,439,592
Telecommunications - 2.6%
CenturyLink	42,500	1,304,750
Deutsche Telekom - ADR	11,400	180,918
Verizon Communications	5,400	267,948
		1,753,616
Utilities - 9.4%
Duke Energy	17,800	1,245,288
E.ON - ADR	19,300	371,718
Pepco Holdings	107,700	2,054,916
PPL Corporation	7,300	224,183
TECO Energy	67,100	1,143,384
The Southern Company	32,000	1,300,160
		6,339,649
Total Other Common Stocks
(Cost $10,521,768)		10,255,975

MASTER LIMITED PARTNERSHIPS - 14.9%
Energy - 14.9%
Atlas Pipeline Partners	35,600	1,244,576
Buckeye Partners	23,400	1,593,306
DCP Midstream Partners	27,600	1,329,768
Enbridge Energy Partners	7,000	210,630
Energy Transfer Partners	15,300	828,648
Enterprise Products Partners	12,600	793,422
Kinder Morgan Energy Partners	8,600	704,942
MarkWest Energy Partners	13,000	897,910
Plains All American Pipeline	19,668	1,014,279
Regency Energy Partners	2,095	51,076
Sprague Resources	16,700	287,741
Summit Midstream Partners	23,400	785,772
Western Refining Logistics (b)	12,700	323,088
Total Master Limited Partnerships
(Cost $8,604,301)		10,065,158

REIT PREFERRED STOCKS -10.2%
Apartments - 0.2%
Essex Property Trust, Series H	4,400	114,004
Hotels - 2.0%
Hersha Hospitality Trust, Series B	9,044	229,265
Hospitality Properties Trust, Series D	2,800	69,720
LaSalle Hotel Properties, Series I	26,250	553,350
Pebblebrook Hotel Trust, Series A	8,190	207,207
Summit Hotel Properties, Series C	14,100	313,161
		1,372,703
Manufactured Homes - 0.6%
Equity LifeStyle Properties, Series C	16,500	381,728
Mortgage - 0.2%
Colony Financial, Series A	5,800	146,711
Office - 2.0%
Digital Realty Trust, Series E	11,600	276,660
Kilroy Realty, Series H	16,600	354,410
PS Business Parks, Series S	17,000	386,070
PS Business Parks, Series U	16,100	324,737
		1,341,877
Retail - 5.2%
CBL & Associates Properties, Series E	31,200	704,964
DDR, Series J	26,700	584,997
National Retail Properties, Series D	12,100	274,791
National Retail Properties, Series E	30,300	588,123
Realty Income, Series F	12,100	296,692
Saul Centers, Series C	14,600	325,726
Taubman Centers, Series J	20,300	462,840
Urstadt Biddle Properties, Series F	12,000	286,080
		3,524,213
Total REIT Preferred Stocks
(Cost $7,664,712)		6,881,236

U.S. GOVERNMENT SECURITIES - 7.3%
U.S. Treasury Bonds - 7.3%	Par
1.250%, 07/15/2020 (c)	$536,830	584,893
1.125%, 01/15/2021 (c)	535,190	572,946
0.625%, 07/15/2021 (c)	519,445	537,504
0.125%, 07/15/2022 (c)	509,100	496,830
0.125%, 01/15/2023 (c)	405,764	390,278
2.375%, 01/15/2025 (c)	621,095	729,544
3.875%, 04/15/2029 (c)	712,160	997,914
2.125%, 02/15/2040 (c)	270,830	311,201
2.125%, 02/15/2041 (c)	267,305	307,463
Total U.S. Government Securities
(Cost $5,399,191)		4,928,573

EXCHANGE TRADED FUNDS - 0.3%	Shares
Direxion Daily Real Estate Bull 3x Fund	900	33,975
PowerShares DB Commodity Index Tracking Fund (b)	7,400	188,774
Total Exchange Traded Funds
(Cost $241,991)		222,749

SHORT-TERM INVESTMENT - 2.4%
First American Government Obligations, Class Z, 0.01% (d)
(Cost $1,616,685)	1,616,685	1,616,685

Total Investments - 99.9%
(Cost $66,857,855)		67,458,881
Other Assets and Liabilities, Net - 0.1%		59,870
Total Net Assets - 100.0%		$67,518,751

(a)	The Portfolio held 4.6% of net assets in foreign securities at November 30, 2013.
(b)	Non-income producing security.
(c)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2013.

	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2013:
		Level 1	Level 2	Level 3	Total
	REIT Common Stocks	$33,488,505	$-	$-	$33,488,505
	Other Common Stocks	10,255,975	-	-	10,255,975
	Master Limited Partnerships	10,065,158	-	-	10,065,158
	REIT Preferred Stocks	5,361,753	1,519,483	-	6,881,236
	U.S. Government Securities		4,928,573	-	4,928,573
	Exchange Traded Funds	222,749	-	-	222,749
	Short-Term Investment	1,616,685	-	-	1,616,685
	Total Investments	$61,010,825	$6,448,056	$-	$67,458,881

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows:

Advantus Strategic
Dividend Income Fund

Cost of investments	$66,857,855

Gross unrealized appreciation	4,204,122
Gross unrealized depreciation	(3,603,096)
Net unrealized appreciation	$601,026

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  January 24, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer                                                                                                                               \
                                             Brian R. Wiedmeyer, Treasurer

Date  January 24, 2014